SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details)	12 Months Ended
Dec. 31, 2022
Technology | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Useful economic lives of the intangible assets	6 years
Technology | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Useful economic lives of the intangible assets	7 years
Trade Name
SIGNIFICANT ACCOUNTING POLICIES
Useful economic lives of the intangible assets	5 years 3 months 29 days
Customer relationships | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Useful economic lives of the intangible assets	5 years
Customer relationships | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Useful economic lives of the intangible assets	10 years 3 months 29 days